Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Current Liabilities
Accrued expenses	¥ 144,574	$ 20,961	¥ 265,212
Advance from customers	27,064	3,924	26,435
Deposits from other business	13,623	1,975	6,634
Payable to individual investors of other business	10,461	1,517	10,831
Payable for purchases of property and equipment	36,763	5,330	44,875
Other tax payable	37,204	5,394	71,939
Operating lease liability - current	84,358	12,231	91,288
Payables to suppliers	117,146	16,985	71,590
Other payables	1,982	287	60,451
Total	¥ 473,175	$ 68,604	¥ 649,255